SCHEDULE OF DEFERRED TAXES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Share issuance costs	$ 1,736,000	$ 995,000	$ 568,000
Non-capital losses	24,055,000	20,377,000	14,602,000
Property and equipment	457,000	1,115,000	962,000
Capital gain reserve
Scientific Research and Experimental Development	377,000	365,000	367,000
Total deferred income tax assets	26,625,000	22,852,000	16,499,000
Deferred income tax not recognized	(26,625,000)	(22,852,000)	(16,499,000)
Net deferred tax assets